Note 20 - Equipment Financing Obligations - Disclosure of Equipment Financing Obligations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance		$ 5,847	$ 9,305	$ 8,186
Net proceeds from equipment financing			7,894
Finance costs		524	559
Repayments of principal		(3,546)	(6,781)
Repayments of finance costs		(436)	(553)
Current portion of equipment financing obligations		2,904	4,154
Non-current portion of equipment financing obligations		2,943	5,151
Finance leases [member]
Statement Line Items [Line Items]
Balance	[1]	409	2,109	8,186
Net proceeds from equipment financing	[1]
Finance costs	[1]	80	326
Repayments of principal	[1]	(1,700)	(6,083)
Repayments of finance costs	[1]	(80)	(320)
Current portion of equipment financing obligations	[1]	352	1,690
Non-current portion of equipment financing obligations	[1]	57	419
Equipment Financing [member]
Statement Line Items [Line Items]
Balance	[2]	5,438	7,196
Net proceeds from equipment financing			7,894
Finance costs	[2]	444	233
Repayments of principal	[2]	(1,846)	(698)
Repayments of finance costs	[2]	(356)	(233)
Current portion of equipment financing obligations	[2]	2,552	2,464
Non-current portion of equipment financing obligations	[2]	$ 2,886	$ 4,732

[1]	From time to time, the Company purchases equipment under finance leases, with terms ranging from 24 to 48 months with interest rates ranging from 6.9% to 7.5%. As at December 31, 2018, the net book value of property, plant and equipment includes $0.6 million (December 31, 2017 -$10.0 million) of equipment in property, plant and equipment pledged as security under finance leases.
[2]	During 2017, the Company entered into a $7.9 million credit facility with repayment terms ranging from 12 to 16 equal quarterly installments in principal plus related interest. The facility bears an interest rate of LIBOR plus 4.60%. Proceeds from the equipment financing were primarily used for the purchase and rehabilitation of property, plant and equipment. The equipment financing is secured by certain equipment of the Company and is subject to various covenants, including the requirement for First Majestic to maintain a leverage ratio based on total debt to rolling four quarters adjusted EBITDA. As at December 31, 2018 and December 31, 2017, the Company was in compliance with these covenants. As at December 31, 2018, the net book value of property, plant and equipment includes $4.6 million (December 31, 2017 - $6.9 million) of equipment pledged as security for the equipment financing.